Commitments and Contingencies (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Future minimum rental payments
2013	$ 44,819	$ 156,000
2014	176,014	161,000
2015	165,427	165,000
2016	170,390	170,000
2017	175,502	176,000
2018	44,197	44,000
Total	$ 776,349	$ 872,000